Summary of Significant Accounting Policies - Property Plant and Equipment Useful Life (Detail) - New Academy Holding Company, LLC	12 Months Ended
Feb. 01, 2020
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	Lesser of asset useful life or lease term
Software and Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	2 years
Software and Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years
Other equipment | Minimum
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years
Other equipment | Maximum
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	7 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years